Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Detailed Information on Personnel Expenses

	December 31, 2022	December 31, 2021
Salaries and employee benefits	$99,778	$84,555
Share-based compensation (note 21)	9,408	9,669
	$109,186	$94,224